Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventory of the Company Includes Raw Material, Packaging and Finished Goods Available For Sales

The inventory of the Company includes raw material, packaging and finished goods available for sales, as follows:

			Change
	09/30/2025	12/31/2024	$	%
Inventories(1)	—	—	—	—
Packaging	62,404	53,599	8,805	16%
	62,404	53,599	8,805	16%

(1)      The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.

The inventory of the Company includes raw material, packaging and finished goods available for sales, as following:

			Change
	12/31/2024	12/31/2023	$	%
Inventories(1)	—	42,882	(42,882)	-100%
Packaging	53,599	55,920	(2,321)	-4%
	53,599	98,802	(45,203)	-46%

(1)      The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.